DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined contribution plan	The Company has a defined contribution plan covering eligible employees with at least two months of service. The Company fully matches employee contributions up to 3% of total compensation, plus 50% of contributions that exceed that amount up to 5% of total compensation
Total Expense	$ 23,758	$ 29,477